Stockholders’ Equity (Details Narrative) - USD ($)																11 Months Ended
	Dec. 31, 2024	Aug. 14, 2024	Jul. 16, 2024	Jun. 06, 2024	May 29, 2024	May 28, 2024	May 02, 2024	Apr. 25, 2024	Apr. 24, 2024	Apr. 15, 2024	Oct. 16, 2023	Sep. 12, 2023	Jan. 28, 2022	Jun. 30, 2021	Feb. 06, 2021	Dec. 31, 2021	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
New issues shares																228,000,001
Ordinary shares per share	$ 0.0001															$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock																$ 22,800
Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
New issues shares											20,000
Ordinary shares per share											$ 0.001
AngkasaXInnovation Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description													through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued														1,000,000	1,000,000
Sale of stock, price per share														$ 0.25	$ 0.25
Sale of stock, description														each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement														$ 250,000
Private Offerings And Share Subscriptions Received In Advance [Member]
Subsidiary, Sale of Stock [Line Items]
New issues shares	10,000	111,111	106,382	50,000	10,000	25,000	200,000	10,000	99,992	21,505		54,443
Gross proceeds from issuance of private placement		$ 111,111	$ 106,382	$ 50,000	$ 10.00	$ 25,000	$ 100,000	$ 10,000	$ 99,992	$ 21,505		$ 54,443
Gross proceeds from issuance of private placement	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 0.50	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Private Offerings And Share Subscriptions Received In Advance [Member] | Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of private placement											$ 50,020
One Private Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
New issues shares											20,000
Ordinary shares per share											$ 0.001
Two Private Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
New issues shares											33,333
Gross proceeds from issuance of private placement											$ 1.50
Former Subscription [Member]
Subsidiary, Sale of Stock [Line Items]
New issues shares											20,000
Ordinary shares per share											$ 0.001